Average Annual Total Returns - A C I Shares - JPMorgan SmartRetirement 2020 Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class A Return After Taxes on Distributions Past 1 Year	Class A Return After Taxes on Distributions Past 5 Years	Class A Return After Taxes on Distributions Past 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	S&P TARGET DATE 2020 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P TARGET DATE 2020 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P TARGET DATE 2020 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	JPM SMARTRETIREMENT 2020 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	JPM SMARTRETIREMENT 2020 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	JPM SMARTRETIREMENT 2020 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	5.09%	6.59%	6.44%	3.61%	4.72%	4.97%	3.51%	4.70%	4.68%	8.38%	6.93%	6.38%	10.23%	7.73%	7.05%	10.24%	8.29%	7.29%	9.63%	8.20%	7.25%